Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Schedule of Property and Equipment
	December 31
	2012	2011

Land	$1,112	$1,188
Land improvements	184	214
Buildings	6,249	6,483
Equipment	3,682	3,712

Total property and equipment	11,227	11,597

Accumulated depreciation	5,833	5,751

Net property and equipment	$5,394	$5,846